Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

4.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the followings:

	As of December 31,
	2019	2020
	US$	US$
Value added tax recoverable	3,750,491	5,498,400
Other receivables	1,575,467	3,875,800
Advance to suppliers	1,545,793	882,793
Others	976,043	1,816,233
Prepaid expenses and other current assets	7,847,794	12,073,226